AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                              PROSPECTUS SUPPLEMENT
                                    VP Value
                         SUPPLEMENT DATED JULY 30, 1998
                          Prospectus dated May 1, 1998

The following disclosure replaces the fourth paragraph under the heading "Investment Management" found on page 12 of the Prospectus.

R. TODD VINGERS, Portfolio Manager, joined American Century in August 1994 as an Investment Analyst, a position he held until February 1998. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Vingers attended the University of Chicago Graduate School of Business from October 1991 to June 1994, where he obtained his MBA degree.

                        [american century logo(reg.sm)]
                                    American
                                 Century(reg.tm)

              P.O. Box 419385 * Kansas City, Missouri 64141-6385
                        1-800-345-3533 or 816-531-5575
                             www.americancentury.com

SH-SPL-13585    9807